Related Party Disclosures - Annual remuneration and related compensation costs recognized as expense (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Related Party Disclosures
Short-term employee benefits	€ 1,966	€ 1,219
Share-based payment remuneration	€ 14,875	€ 1,835
Sharebased payment,stock option	1,484	1,400